Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross premiums written	$ 588,540	$ 668,414	$ 650,187
Gross premiums ceded	(46,344)	(11,376)	(4,169)
Net premiums written	542,196	657,038	646,018
Change in net unearned premium reserves	68,656	43,104	(24,576)
Net premiums earned	610,852	700,142	621,442
Investment income, net, related party investment fund	194,988	249,626	(280,847)
Gain (Loss) on Investments	69,248	15,337	26,691
Other net investment income	14,702	17,597	32,568
Management and performance fees to related parties (1)	0	0	(29,845)
Net investment income (loss)	278,938	282,560	(251,433)
Total revenues	889,790	982,702	370,009
Expenses
Loss and loss adjustment expenses incurred, net	465,298	403,499	438,414
Acquisition costs, net	187,062	295,626	206,498
Other underwriting expenses	30,800	34,097	29,667
Net corporate and other expenses	41,215	36,285	16,184
Interest expense	8,230	8,228	8,228
Foreign exchange (gains) losses	5,219	3,635	(7,503)
Total expenses	737,824	781,370	691,488
Income (loss) before income tax (expense) benefit	151,966	201,332	(321,479)
Income tax (expense) benefit	(8,108)	(713)	4,010
Net income (loss)	143,858	200,619	(317,469)
Net income attributable to noncontrolling interests	(341)	0	(223)
Net income (loss) available to SiriusPoint common shareholders	$ 143,517	$ 200,619	$ (317,692)
Earnings (loss) per share available to SiriusPoint common shareholders
Basic earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.54	$ 2.18	$ (3.27)
Diluted earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.53	$ 2.16	$ (3.27)
Weighted average number of common shares used in the determination of earnings (loss) per share
Basic (in shares)	92,510,090	91,835,990	97,054,315
Diluted (in shares)	92,957,799	92,652,316	97,054,315